License Revenue - Disaggregation of Revenue (Details) - License revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total license revenue	$ 406	$ 2,369	$ 1,698	$ 2,369
United Kingdom
Disaggregation of Revenue [Line Items]
Total license revenue	346	60	346	60
United States
Disaggregation of Revenue [Line Items]
Total license revenue	$ 60	$ 2,309	$ 1,352	$ 2,309